Related Party Balances and Transactions - Sale of raw material or property, plant and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Related Party Balances and Transactions
Sale of raw material or property, plant and equipment	¥ 1,012	¥ 478
Wuhan Weineng Battery Assets Co., Ltd.
Related Party Balances and Transactions
Sale of raw material or property, plant and equipment	¥ 1,012	120
Wistron Info Comm (Kunshan) Co., Ltd.
Related Party Balances and Transactions
Sale of raw material or property, plant and equipment		¥ 358